UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-859

MASSACHUSETTS INVESTORS GROWTH STOCK FUND

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

Massachusetts Investors Growth Stock Fund

8/31/08
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

Massachusetts Investors Growth Stock Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08

Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace – 2.3%
Precision Castparts Corp.	168,240	$17,372,460
United Technologies Corp.	1,110,230	72,819,986

		$90,192,446

Alcoholic Beverages – 1.4%
Diageo PLC	2,965,910	$54,951,509

Apparel Manufacturers – 3.6%
LVMH Moet Hennessy Louis Vuitton S.A.	808,470	$86,238,954
NIKE, Inc., “B”	920,110	55,767,867

		$142,006,821

Automotive – 0.1%
Harley-Davidson, Inc.	137,400	$5,465,772

Biotechnology – 3.4%
Genentech, Inc. (a)	168,250	$16,614,688
Genzyme Corp. (a)	1,241,960	97,245,468
Millipore Corp. (a)	221,717	16,630,992

		$130,491,148

Broadcasting – 2.4%
Grupo Televisa S.A., ADR	1,052,270	$24,391,619
News Corp., “A”	1,728,040	24,469,046
Omnicom Group, Inc.	1,088,520	46,142,363

		$95,003,028

Brokerage & Asset Managers – 2.8%
Charles Schwab Corp.	2,323,080	$55,730,689
Deutsche Boerse AG	248,070	23,586,797
Franklin Resources, Inc.	294,860	30,812,870

		$110,130,356

Business Services – 7.1%
Accenture Ltd., “A”	192,000	$7,941,120
Amdocs Ltd. (a)	2,821,520	85,181,689
Automatic Data Processing, Inc.	891,110	39,547,462
Fidelity National Information Services, Inc.	1,546,300	33,786,655
Visa, Inc., “A”	461,660	35,039,994
Western Union Co.	2,654,520	73,317,842

		$274,814,762

Cable TV – 1.0%
Comcast Corp., “A”	1,835,630	$38,878,643

Chemicals – 0.2%
3M Co.	111,400	$7,976,240

Computer Software – 6.1%
Citrix Systems, Inc. (a)	767,290	$23,225,868
Microsoft Corp.	3,063,550	83,604,280
Oracle Corp. (a)	4,993,000	109,496,490
VeriSign, Inc. (a)	694,930	22,216,912

		$238,543,550

Computer Software – Systems – 3.3%
Apple, Inc. (a)	238,640	$40,456,639
EMC Corp. (a)	2,725,220	41,641,362
International Business Machines Corp.	379,200	46,160,016

		$128,258,017

Consumer Goods & Services – 3.4%
Avon Products, Inc.	579,900	$24,837,117

Massachusetts Investors Growth Stock Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Goods & Services – continued
Colgate-Palmolive Co.	556,910	$42,341,867
Procter & Gamble Co.	947,686	66,120,052

		$133,299,036

Electrical Equipment – 4.2%
Danaher Corp.	1,088,700	$88,805,259
General Electric Co.	1,052,770	29,582,837
W.W. Grainger, Inc.	506,900	45,636,207

		$164,024,303

Electronics – 5.5%
Intel Corp.	1,836,080	$41,991,150
Intersil Corp., “A”	1,059,150	24,815,885
KLA-Tencor Corp.	1,095,640	40,604,418
National Semiconductor Corp.	964,590	20,671,164
Samsung Electronics Co. Ltd., GDR	205,977	48,404,595
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,729,861	36,216,950

		$212,704,162

Energy - Integrated – 4.5%
Chevron Corp.	217,700	$18,791,864
Exxon Mobil Corp.	650,020	52,008,100
Hess Corp.	441,990	46,280,773
Marathon Oil Corp.	1,275,880	57,503,912

		$174,584,649

Food & Beverages – 4.7%
General Mills, Inc.	425,793	$28,178,981
Nestle S.A.	1,395,189	61,560,838
PepsiCo, Inc.	1,358,358	93,020,356

		$182,760,175

Food & Drug Stores – 1.9%
CVS Caremark Corp.	2,040,096	$74,667,514

Gaming & Lodging – 1.3%
International Game Technology	971,450	$20,818,174
Royal Caribbean Cruises Ltd.	1,138,700	30,949,866

		$51,768,040

General Merchandise – 0.6%
Kohl’s Corp. (a)	454,350	$22,340,390

Health Maintenance Organizations – 0.5%
UnitedHealth Group, Inc.	635,250	$19,343,363

Insurance – 0.7%
MetLife, Inc.	489,320	$26,521,144

Internet – 2.8%
eBay, Inc.	1,019,970	$25,427,852
Google, Inc., “A” (a)	182,990	84,777,437

		$110,205,289

Major Banks – 3.1%
Bank of New York Mellon Corp.	980,112	$33,921,676
State Street Corp.	1,276,470	86,378,725

		$120,300,401

Medical & Health Technology & Services – 1.4%
Cardinal Health, Inc.	409,150	$22,495,067
Patterson Cos., Inc. (a)	156,200	5,082,748

Massachusetts Investors Growth Stock Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
VCA Antech, Inc. (a)	837,980	$25,759,505

		$53,337,320

Medical Equipment – 4.9%
Advanced Medical Optics, Inc. (a)(l)	1,534,670	$33,194,912
Medtronic, Inc.	946,090	51,656,514
ResMed, Inc. (a)	744,388	34,837,358
Stryker Corp.	518,370	34,829,280
Zimmer Holdings, Inc. (a)	517,410	37,455,310

		$191,973,374

Metals & Mining – 0.8%
BHP Billiton Ltd., ADR (l)	423,810	$29,882,843

Network & Telecom – 4.7%
Cisco Systems, Inc. (a)	4,630,700	$111,368,335
Juniper Networks, Inc. (a)	996,820	25,618,274
QUALCOMM, Inc.	521,420	27,452,763
Research in Motion Ltd. (a)	167,150	20,325,440

		$184,764,812

Oil Services – 5.2%
BJ Services Co.	679,600	$18,247,260
Halliburton Co.	1,592,168	69,959,862
Noble Corp.	695,040	34,953,562
Schlumberger Ltd.	305,930	28,824,725
Weatherford International Ltd. (a)	1,300,350	50,167,503

		$202,152,912

Other Banks & Diversified Financials – 1.1%
American Express Co.	1,076,830	$42,728,614

Personal Computers & Peripherals – 0.7%
NetApp, Inc. (a)	1,023,190	$26,070,881

Pharmaceuticals – 6.8%
Allergan, Inc.	739,250	$41,301,898
Johnson & Johnson	1,279,730	90,131,384
Merck KGaA	266,620	30,602,913
Roche Holding AG	306,640	51,781,779
Wyeth	1,208,900	52,321,192

		$266,139,166

Specialty Chemicals – 1.1%
Praxair, Inc.	464,590	$41,738,766

Specialty Stores – 2.3%
Lowe’s Cos., Inc.	971,320	$23,933,325
Nordstrom, Inc.	992,520	30,867,372
Staples, Inc.	1,407,435	34,059,927

		$88,860,624

Telecommunications – Wireless – 2.2%
America Movil S.A.B. de C.V., “L”, ADR	1,136,490	$58,392,856
Rogers Communications, Inc., “B”	756,420	27,367,276

		$85,760,132

Trucking – 1.3%
FedEx Corp.	270,330	$22,388,731
United Parcel Service, Inc., “B”	464,470	29,781,816

		$52,170,547

Total Common Stocks		$3,874,810,749

Massachusetts Investors Growth Stock Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/08 - continued

Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 1.3%
Citigroup Global Markets, Inc., Repurchase Agreement, 2.10%, dated 8/29/08, due 9/02/08, total to be received $51,384,752 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account)	$51,372,765	$51,372,765

Money Market Funds (v) – 0.6%
MFS Institutional Money Market Portfolio, 2.64%, at Net Asset Value	22,195,665	$22,195,665

Total Investments		$3,948,379,179
Other Assets, Less Liabilities – (1.3)%		(52,141,783)

Net Assets – 100.0%		$3,896,237,396

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Massachusetts Investors Growth Stock Fund

Supplemental Information (Unaudited) 8/31/08

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of August 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$3,897,006,414	$51,372,765	$—	$3,948,379,179
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$4,057,129,355

Gross unrealized appreciation	$234,405,320
Gross unrealized depreciation	(343,155,496)

Net unrealized appreciation (depreciation)	$(108,750,176)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the nine months ended August 31, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	78,930,651	912,129,440	(968,864,426)	22,195,665

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,381,994	$22,195,665

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MASSACHUSETTS INVESTORS GROWTH STOCK FUND

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: October 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: October 15, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 15, 2008

*	Print name and title of each signing officer under his or her signature.